EQUITY (Summary of Restricted Stock Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of RSUs
Granted	0	0	0
Employee [Member]
Number of RSUs
RSUs outstanding at the beginning of the year	244,200	571,625	991,276
Vested	(214,350)	(281,675)	(323,650)
Forfeited	(21,750)	(45,750)	(96,001)
RSUs outstanding at the end of the year	8,100	244,200	571,625
Weighted average grant date fair value
RSUs outstanding at the beginning of the year	$ 4.1	$ 4.1	$ 4.1
Vested	4.0	4.0	4.1
Forfeited	5.0	3.9	4.1
RSUs outstanding at the end of the year	$ 5.8	$ 4.1	$ 4.1